Net Defined Benefits Liability Asset Analysis for the maturity which is not discounted of the defined benefit obligation of the Bank based on current wages (Details) ₩ in Millions		12 Months Ended
		Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)
Disclosure of expected maturity analysis [Line Items]
Estimated average period until the commencement of payment	[1]	12.7
Less than 1 year
Disclosure of expected maturity analysis [Line Items]
Undiscounted pension benefits including expected future benefits		₩ 53,718	₩ 48,132
1 year ~ less than 2 years
Disclosure of expected maturity analysis [Line Items]
Undiscounted pension benefits including expected future benefits		70,962	60,316
2 years ~ less than 5 years
Disclosure of expected maturity analysis [Line Items]
Undiscounted pension benefits including expected future benefits		156,561	159,238
5 years ~ less than 10 years
Disclosure of expected maturity analysis [Line Items]
Undiscounted pension benefits including expected future benefits		258,642	214,650
More than 10 years
Disclosure of expected maturity analysis [Line Items]
Undiscounted pension benefits including expected future benefits		₩ 449,738	₩ 436,417

[1]	As of December 31, 2017, the estimated average period until the commencement of payment is around 12.7 years.